Trade and other receivables - Schedule of receivables by geographical area (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Trade receivables	£ 3,587	£ 6,429
Accrued income	882	1,083
Trade receivables and accrued income, net	3,370	3,555
UK
Disclosure of financial assets [line items]
Trade receivables and accrued income, net	478	775
US
Disclosure of financial assets [line items]
Trade receivables and accrued income, net	2,892	2,780
Gross carrying amount
Disclosure of financial assets [line items]
Accrued income	882	1,083
Gross carrying amount | UK
Disclosure of financial assets [line items]
Accrued income	289	513
Gross carrying amount | US
Disclosure of financial assets [line items]
Accrued income	593	570
Trade receivables | Gross carrying amount
Disclosure of financial assets [line items]
Trade receivables	3,091	3,050
Trade receivables | Gross carrying amount | UK
Disclosure of financial assets [line items]
Trade receivables	194	265
Trade receivables | Gross carrying amount | US
Disclosure of financial assets [line items]
Trade receivables	2,897	2,785
Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Trade receivables	(603)	(578)	£ (559)
Trade receivables | Accumulated impairment | UK
Disclosure of financial assets [line items]
Trade receivables	(5)	(3)
Trade receivables | Accumulated impairment | US
Disclosure of financial assets [line items]
Trade receivables	£ (598)	£ (575)